EQUITY (Details) $ / shares in Units, $ in Millions			1 Months Ended										12 Months Ended
	May 11, 2016 USD ($) shares	Nov. 04, 2013 USD ($)	Feb. 28, 2018 $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 30, 2017 $ / shares	Sep. 30, 2017 USD ($)	Aug. 31, 2017 $ / shares	Jun. 30, 2017 USD ($)	May 31, 2017 $ / shares	Mar. 31, 2017 USD ($)	Feb. 28, 2017 $ / shares	Jun. 30, 2009 shares	Dec. 31, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Nov. 30, 2016 USD ($)	May 31, 2016 USD ($)
Equity
Authorized shares of common stock | shares				300,000,000									300,000,000	300,000,000
Par value of common stock (in dollars per share) | $ / shares				$ 0.01									$ 0.01	$ 0.01
Shares of common stock issued | shares				134,053,132									134,053,132	133,545,864
Shares of common stock outstanding | shares				124,100,000									124,100,000	124,700,000
Shares held as treasury stock | shares				9,987,627									9,987,627	8,878,489
Authorized shares of preferred stock | shares				25,000,000									25,000,000	25,000,000
Par value of preferred stock (in dollars per share) | $ / shares				$ 0.01									$ 0.01	$ 0.01
Preferred stock, issued shares | shares				0									0	0
Preferred stock, outstanding shares | shares				0									0	0
Minimum number of series to issue preferred stock | item													1
Common stock value														$ 1,029
Dividends declared per common share (in dollars per share) | $ / shares					$ 0.15		$ 0.15		$ 0.15		$ 0.15		$ 0.60	$ 0.48	$ 0.48
Cash dividend paid				$ 19		$ 19		$ 19		$ 19
Stockholder Rights Plan
Rights per common stock share declared as dividend | shares												1
Equity and Share Repurchase Program
Common stock repurchased													$ 28	$ 101
Stockholders' Equity Attributable to Noncontrolling Interest				37									$ 37	$ 26
Share Repurchase Program
Equity and Share Repurchase Program
Amount authorized under share repurchase program																$ 50	$ 100
Treasury stock purchases (in shares) | shares													1,100,000	6,500,000	0
Common stock repurchased													$ 28	$ 101
Remaining availability for future repurchases of common stock				21									21
World Resorts and Hotels [Member]
Equity and Share Repurchase Program
Premium upon exercise of share options to settle loan (as a percent)		20.00%
World Resorts and Hotels [Member] | Vacation Resorts International Europe Limited [Member]
Equity and Share Repurchase Program
Equity of VRIE issued as consideration for acquisition (as a percent)		24.50%
Ownership interest ( as a percent)		75.50%
Stockholders' Equity Attributable to Noncontrolling Interest				29									29	26
Period from acquisition during which parties have agreed not to transfer their interests		5 years
World Resorts and Hotels [Member] | Convertible Debt [Member]
Equity and Share Repurchase Program
Convertible secured loan available, subject to certain conditions being met		$ 15
HVO
Equity and Share Repurchase Program
Stockholders' Equity Attributable to Noncontrolling Interest														$ 1
Vistana
Equity
Common stock issued (in shares) | shares	72,400,000
Common stock value	$ 1,000
HOA
Equity and Share Repurchase Program
Stockholders' Equity Attributable to Noncontrolling Interest				$ 8									$ 8
Subsequent Event
Equity
Dividends declared per common share (in dollars per share) | $ / shares			$ 0.175